As filed with the Securities and Exchange Commission on February 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawksworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its assets in
Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2008, the TEI Fund
owned 64.86% of the Master Fund. The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, December 31, 2008 (Unaudited)

	Investment Funds(1):	Percentage of Members' Capital	Cost	Fair Value

	Equity (Long/Short):
	AlphaGen RhoCas Fund Ltd.	2.87%	$1,750,000	$1,426,610
	Clovis Capital Partners Insitutional, L.P.	3.47	2,075,000	1,724,470
	Galleon Diversified Fund, Ltd.	3.64	2,075,000	1,808,046
	Hunter Global Investors Fund I, L.P.	4.02	2,075,000	1,996,815
	Loch Capital Fund I LP	3.52	1,610,000	1,751,182
	Peconic Triumph Fund II	2.29	1,250,000	1,139,872
	Seligman Health Spectrum Plus Fund LLC	3.19	1,750,000	1,588,726
	SLS Investors, L.P.	1.84	1,825,000	913,250
	Tantallon Fund, L.P.	1.98	1,360,000	987,057
		26.82	15,770,000	13,336,028

	Event Driven:
	Bennelong Asia Pacific Multi Strategy Equity Fund, LP	2.82	1,400,000	1,403,455
	Brencourt Multi Strategy, L.P.	3.42	2,225,000	1,700,098
	Brigade Leveraged Capital Structures Fund LP	3.89	2,300,000	1,934,135
	Castlerigg Partners LP	3.00	2,225,000	1,491,406
	GoldenTree High Yield Partners, LP	2.69	2,150,000	1,336,575
	King Street Capital, L.P.	5.28	2,475,000	2,628,306
	Satellite Fund II, L.P.	2.45	2,050,000	1,218,554
		23.55	14,825,000	11,712,529

	Macro:
	Auriel Global Macro Fund L.P.	1.12	750,000	557,790
	Boronia Diversified Fund (U.S.) LP	1.68	750,000	837,133
	Camcap Resources LP	0.71	750,000	354,299
	Caxton Global Investments (USA) LLC	3.12	1,400,000	1,549,955
	Dynamic Domestic Fund, LP	1.53	750,000	762,923
	Episode, L.P.	1.41	1,000,000	699,577
	Robeco Transtrend Diversified Fund LLC	2.38	1,000,000	1,183,756
	Sunrise Commodities Fund LP	3.06	1,110,000	1,519,038
		15.01	7,510,000	7,464,471

	Controlled Risk/Relative Value:
	Blackthorn Partners, LP	4.16	2,000,000	2,067,309
	FrontPoint Utility and Energy Fund, L.P.	2.55	1,500,000	1,269,880
	Ionic Capital LLC	4.70	2,000,000	2,336,041
	Loomis Sayles Consumer Discretionary Hedge Fund, L.P.	2.58	1,350,000	1,282,748
	Menta Global, LP	1.72	1,000,000	855,152
	Polygon Global Opportunities Fund LP	2.05	2,200,000	1,018,235
	Stark Investments Limited Partnership	3.76	2,550,000	1,870,339
	SuttonBrook Capital Partners LP	4.39	2,450,000	2,182,256
		25.91	15,050,000	12,881,960

	Total Investments	91.29%	$53,155,000	$45,394,988

[1]	All investments are non-income producing.
	As of December 31, 2008, the value of the Master Fund's investments by country as a percentage of members'
	capital is as follows:

COUNTRY

	North America - 72%
	Europe - 11%
	Asia (Excluding Japan) - 7%
	Far East - 5%
	Emerging Markets - Europe, Africa, Latin America - 3%
	Japan - 1%
	Other - 1%

	The aggregate cost of investments for tax purposes was expected to be similar to book cost of $53,155,000. Net
	unrealized depreciation on investments for tax purposes was $7,760,012 consisting of $1,544,098 of gross unrealized
	appreciation and $9,304,110 of gross unrealized depreciation.

	The investments in Investment Funds shown above, representing 91.29% of members' capital, have been fair valued
	in accordance with procedures established by the Board of Directors.

	For information on the Master Fund's policy regarding valuation of investments and other significant accounting
	policies, please refer to the Master Fund's most recent semi-annual financial statements.

SCHEDULE OF INVESTMENTS, December 31, 2008 (Unaudited), Continued
FAS 157 - Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	45,394,988	-
Total	$ 45,394,988	$ -

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$ 46,105,306	$ -
Accrued discounts / premiums	-	-
Realized gain (loss)	(216,117)	-
Change in unrealized appreciation (depreciation)	(6,221,548)	-
Net purchases (sales/paydowns)	5,727,347	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 12/31/08	$ 45,394,988	$ -

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date 2/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date 2/25/09

By (Signature and Title) /s/ Edmund L. Towers
                                                                 Edmund L. Towers, Treasurer

Date 2/25/09